Note 20 - Condensed financial information of the parent company: Condensed Statement of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company
Condensed Statement of Comprehensive Income

	For the Years Ended December 31,
	2024	2023

OTHER (EXPENSE) INCOME
General and administrative expenses	$(202,301)	$-
Other income, net	22,630	-
Equity (loss) income of subsidiaries	(300,348)	856,536
Total other (loss) income, net	(480,019)	856,536

NET (LOSS) INCOME	(480,019)	856,536
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(727,743)	114,302
COMPREHENSIVE (LOSS) INCOME	$(1,207,762)	$970,838